Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Remuneration	$ 9,128	$ 10,075	$ 10,167
Social security contributions	793	844	810
Retirement benefits (see Note 17)	1,851	1,753	1,878
Share-based compensation (see Note 21)	359	537	531
Total	$ 12,131	$ 13,209	$ 13,386